Commitments and contingencies - Open tax procedures SUNAT (Details) - SUNAT.							12 Months Ended
	Jul. 30, 2021 PEN (S/)	Jul. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 01, 2021	Mar. 31, 2021	Jan. 05, 2021 PEN (S/) installment	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Jan. 05, 2021 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments | installment						66
Tax assessment value						S/ 1,505,948,000			$ 394,227,000
Percentage over the letters of guarantee amount						5.00%
Letters of guarantee outstanding, amount						S/ 1,580,126,000			$ 413,646,000
Monthly interest rate (in percent)				0.72%	0.80%
Amount of tax liability interest paid							S/ 11,215,000	$ 2,936,000
Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	S/ 1,584,227,000	$ 416,026,000
Amount of tax liability interest paid	78,279,000	20,492,000
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	193,398,000	50,787,000
Amount of tax liability interest paid	8,477,000	2,226,000
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	356,691,000		$ 93,669,000
Amount of tax liability interest paid	S/ 16,762,000	$ 4,388,000
Year 2016 [Member] | La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid | S/							S/ 4,288,000
Year 2015 [Member] | La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid | $								$ 1,123,000